Variable Interest Entities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Variable Interest Entities [Abstract]
Summary of Consolidated Asset and Liabilities Include VIE Assets and Liabilities
agilon health, inc.’s consolidated assets and liabilities include VIE assets and liabilities as follows (in thousands):

	June 30, 2021	December 31, 2020
Assets (1)
Cash and cash equivalents	$93,835	$93,053
Restricted cash equivalents	14,202	25,032
Receivables, net	319,178	136,636
Prepaid expenses and other current assets, net	2,106	5,986
Property and equipment, net	735	797
Intangible assets, net	8,469	8,208
Other assets, net	17,382	13,343
Assets held for sale and discontinued operations, net	—	4,825
Liabilities (1)
Medical claims and related payables	244,014	97,146
Accounts payable and accrued expenses	74,941	62,294
Other liabilities	11,635	10,926
Liabilities held for sale and discontinued operations	—	3,682
(1)
Assets and liabilities of VIEs presented above include the assets and liabilities of the Company’s Independent Practice Associations in California, which are consolidated VIEs and whose operations are reflected in the condensed consolidated financial statements as discontinued operations.

agilon health,

inc.’s

consolidated assets and liabilities include VIE assets and liabilities as follows (in thousands):

	December 31,
	2020	2019
Assets (1)
Cash and cash equivalents	$93,053	$23,441
Restricted cash equivalents	25,032	15,519
Receivables, net	136,636	76,442
Prepaid expenses and other current assets, net	5,986	1,708
Property and equipment, net	797	687
Intangible assets, net	8,208	18,388
Other assets, net	13,343	15,188
Assets held for sale and discontinued operations, net	4,825	8,672

Liabilities (1)
Medical claims and related payables	97,146	58,221
Accounts payable and accrued expenses	62,294	36,362
Other liabilities	10,926	13,813
Liabilities held for sale and discontinued operations	3,682	8,219

(1)
Assets and liabilities of VIEs presented above include the assets and liabilities of the Company’s independent practice associations in California, which are consolidated VIEs and whose operations are reflected in the consolidated financial statements as discontinued operations.